Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2022
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
18.	SUPPLEMENTAL CASH FLOW INFORMATION

	June 30, 2022	June 30, 2021

Non-cash investing and financing activities:
Shares issued to acquire Holdco shares	171,608	-
Shares issued in connection with Xcite acquisition	62,936	-
Common shares issued to settle debt	-	1,615,058
Fair value common shares issued in acquisition	-	$13,034,857
Interest paid during the year	-	-
Income taxes paid during the year	-	-